Reverse Recapitalization - Summary of Share Transaction During Merger (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Transaction During Merger [Line Items]
Common stock of MRAC	119,624,679	21,416,436
Shares issued	28,793,750
Enjoy Technology Inc [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Common stock of MRAC	90,828,116
PIPE Financing [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Shares issued	8,000,000
Back stop Financing [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Shares issued	5,500,906
Over-Allotment Option [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Shares issued	450,000
Marquee Raine Acquisition Corp [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Common stock of MRAC	14,842,844
Less redemption of MRAC shares	(31,875,906)
Prior To Merger [Member] | Marquee Raine Acquisition Corp [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Common stock of MRAC	46,718,750
After Merger [Member]
Disclosure Of Share Transaction During Merger [Line Items]
Common stock of MRAC	119,621,866